Cover	May 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2026
Entity File Number	001-39248
Entity Registrant Name	THE ONCOLOGY INSTITUTE, INC.
Entity Central Index Key	0001799191
Entity Tax Identification Number	84-3562323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18000 Studebaker Road
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Cerritos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90703
City Area Code	(562)
Local Phone Number	735-3226
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	TOI
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common stock, each at an exercise price of $11.50 per share
Trading Symbol	TOIIW
Security Exchange Name	NASDAQ